UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07432

        Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
	January 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 3.4% (2.0% of Total Investments)
$ 5,150	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/16	12/11 at 101.00	A–	$5,485,368
2,395	Alabama Housing Finance Authority, FNMA Multifamily Housing Revenue Bonds, South Bay	2/11 at 102.00	AAA	2,512,834
	Apartments, Series 2000K, 5.950%, 2/01/33 (Alternative Minimum Tax)
11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	5/07 at 100.50	Aaa	11,964,467
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)

19,440	Total Alabama			19,962,669

	Alaska – 0.9% (0.5% of Total Investments)
1,665	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AAA	1,740,025
	12/01/30 – FGIC Insured
3,065	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%,	12/13 at 100.00	AAA	3,269,282
	12/01/26 – MBIA Insured

4,730	Total Alaska			5,009,307

	Arizona – 1.6% (1.0% of Total Investments)
5,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	Aaa	5,201,400
	Project, Series 2003A, 5.000%, 7/01/31 – MBIA Insured
4,100	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	12/13 at 100.00	AAA	4,316,767
	Revenue Bonds, Series 2003, 5.000%, 12/01/18 – MBIA Insured

9,100	Total Arizona			9,518,167

	Arkansas – 0.0% (0.0% of Total Investments)
21	Jacksonville Residential Housing Facilities Board, Arkansas, FNMA Mortgage-Backed Securities	7/07 at 100.00	Aaa	21,887
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1993A-2, 7.900%, 1/01/11
71	Lonoke County Residential Housing Facilities Board, Arkansas, FNMA Mortgage-Backed Securities	4/07 at 101.00	Aaa	71,940
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1993A, 7.900%, 4/01/11

92	Total Arkansas			93,827

	California – 18.0% (10.5% of Total Investments)
1,800	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%,	5/12 at 101.00	AAA	1,963,278
	5/01/14 – AMBAC Insured
17,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	17,352,068
	Health System/West, Series 2003A, 5.000%, 3/01/33
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	5,168,700
	Series 2006, 5.000%, 4/01/37
11,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	1/28 at 100.00	AAA	12,306,690
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/33 (Pre-refunded 1/01/28) – AMBAC Insured
	(UB)
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	2,115,020
	LLC, Series 2001A, 5.550%, 8/01/31
12,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22	8/13 at 100.00	A+	12,826,320
4,500	California, General Obligation Bonds, Series 2004, 5.100%, 2/01/34	2/09 at 100.00	A+	4,572,855
19,545	California, General Obligation Bonds, Series 2005, 5.000%, 6/01/33 – CIFG Insured (UB)	6/15 at 100.00	Aaa	20,556,649
4,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	3,654,406
	1995A, 0.000%, 1/01/14 (ETM)
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	1,143,430
	Bonds, Series 2003A-1, 6.750%, 6/01/39
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	1,276,383
	Series 2006B, 0.000%, 9/01/27
11,310	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding	7/16 at 100.00	AAA	10,869,023
	Series 2006A, 4.250%, 7/01/31 – FSA Insured (UB)
31,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	Aaa	9,357,135
	Refunding Bonds, Series 1997A, 0.000%, 1/15/34 – MBIA Insured (UB)
1,945	South Gate Public Financing Authority, California, Water Revenue Refunding Bonds, Series	No Opt. Call	AAA	2,126,760
	1996A, 6.000%, 10/01/12 – FGIC Insured

126,370	Total California			105,288,717

	Colorado – 5.5% (3.2% of Total Investments)
6,500	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	6,735,430
	4.750%, 12/15/23 – FSA Insured
2,000	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives,	9/11 at 100.00	AA (4)	2,117,840
	Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)
530	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3,	10/09 at 105.00	Aa2	551,216
	6.750%, 10/01/21
3,040	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	3,377,014
	(Alternative Minimum Tax)
	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center
	Hotel, Series 2003A:
2,940	5.000%, 12/01/20 (Pre-refunded 12/01/13) – XLCA Insured	12/13 at 100.00	AAA	3,145,859
10,000	5.000%, 12/01/33 (Pre-refunded 12/01/13) – XLCA Insured	12/13 at 100.00	AAA	10,700,200
4,345	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2002,	12/12 at 100.00	Aaa	4,638,244
	5.250%, 12/15/17 – FGIC Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	799,507
	12/15/22 – FSA Insured

30,110	Total Colorado			32,065,310

	District of Columbia – 2.3% (1.3% of Total Investments)
5	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/09 – CAPMAC Insured	6/07 at 100.00	AAA	5,009
1,200	District of Columbia, General Obligation Refunding Bonds, Series 1993A, 6.000%, 6/01/07 – MBIA	No Opt. Call	AAA	1,208,028
	Insured
145	District of Columbia, General Obligation Refunding Bonds, Series 1993A, 6.000%, 6/01/07 – MBIA	No Opt. Call	AAA	146,117
	Insured (ETM)
4,250	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series	2/07 at 102.00	AAA	4,341,545
	1993A, 5.750%, 8/15/14 – MBIA Insured (ETM)
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
9,670	0.000%, 4/01/26 – MBIA Insured	4/11 at 42.15	AAA	3,363,710
15,235	0.000%, 4/01/30 – MBIA Insured	4/11 at 32.93	AAA	4,157,479

30,505	Total District of Columbia			13,221,888

	Florida – 5.3% (3.1% of Total Investments)
5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AAA	5,195,700
	7/01/28 – MBIA Insured
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	AAA	5,336,650
	Series 2003A, 5.250%, 10/01/18 – MBIA Insured (Alternative Minimum Tax)
5,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/07 at 100.00	BB+	5,052,500
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,380	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	1/11 at 102.00	AAA	1,451,705
	Sunset Bay Apartments, Series 2000-5A, 5.850%, 7/01/20 – FSA Insured (Alternative Minimum Tax)
3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	AAA	3,647,210
	5.000%, 10/01/37 – XLCA Insured (Alternative Minimum Tax)
9,500	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 -	10/18 at 100.00	AAA	10,181,150
	AMBAC Insured

29,380	Total Florida			30,864,915

	Georgia – 2.5% (1.5% of Total Investments)
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC	No Opt. Call	AAA	5,022,688
	Insured
2,880	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 8.250%,	No Opt. Call	A+	3,323,462
	1/01/11
5,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	AAA	6,272,640
	1/01/19 – FGIC Insured (ETM)

12,780	Total Georgia			14,618,790

	Hawaii – 1.0% (0.6% of Total Investments)
3,720	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	AA	3,959,122
	1993B, 5.000%, 10/01/13
1,580	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aaa	1,696,430
	1993B, 5.000%, 10/01/13 (ETM)

5,300	Total Hawaii			5,655,552

	Illinois – 17.8% (10.4% of Total Investments)
4,000	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	AAA	4,505,080
	6.250%, 1/01/15 – MBIA Insured
17,000	Chicago Greater Metropolitan Area Sanitary District, Illinois, General Obligation Bonds,	12/16 at 100.00	AAA	17,994,160
	Series 2006, 5.000%, 12/01/35 (UB)
5,550	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – FSA Insured	1/11 at 101.00	AAA	5,705,955
	(Alternative Minimum Tax)
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%, 1/01/28 – FGIC Insured	7/08 at 102.00	AAA	5,176,100
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	1,744,853
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series 1997:
1,455	8.500%, 12/01/13 – FGIC Insured	No Opt. Call	Aaa	1,850,469
1,685	8.500%, 12/01/15 – FGIC Insured	No Opt. Call	Aaa	2,249,947
6,090	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	4/11 at 105.00	Aaa	6,324,161
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
1,385	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program -	12/14 at 100.00	Aaa	1,467,338
	Kankakee County, Series 2005B, 5.000%, 12/01/18 – AMBAC Insured
2,515	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	AA+	2,663,259
	5.250%, 8/15/34
4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	4,169,480
	Health System, Series 2003, 5.150%, 2/15/37
4,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	4,148,960
	5.500%, 5/15/32
	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,
	Series 1993C:
3,045	7.000%, 4/01/08	No Opt. Call	A+	3,103,312
4,075	7.000%, 4/01/14	No Opt. Call	A+	4,736,210
720	Illinois Housing Development Authority, Multifamily Program Bonds, Series 1994-5, 6.650%,	3/07 at 100.00	A+	720,857
	9/01/14
3,410	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Skyline	5/07 at 100.00	A	3,466,436
	Towers Apartments, Series 1992B, 6.875%, 11/01/17
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	10,946,206
	Illinois, School Refunding Bonds, Series 2002, 5.250%, 12/01/19 – FSA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – MBIA Insured	6/22 at 101.00	AAA	6,281,020
4,540	5.000%, 12/15/28 – MBIA Insured	6/12 at 101.00	AAA	4,731,951
36,040	0.000%, 6/15/40 – MBIA Insured	No Opt. Call	AAA	8,056,382
3,050	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AAA	3,765,988
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured

128,520	Total Illinois			103,808,124

	Indiana – 9.2% (5.4% of Total Investments)
	Carmel Redevelopment Authority, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	AA	891,111
2,705	0.000%, 2/01/25	No Opt. Call	AA	1,174,268
3,965	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	AAA	4,175,343
	5.500%, 2/01/26 – MBIA Insured
1,500	Indiana Educational Facilities Authority, Revenue Bonds, University of Indianapolis, Series	10/09 at 101.00	AAA	1,580,145
	1999, 5.750%, 10/01/19 – FSA Insured
22,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	23,489,618
	Group, Series 2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) – MBIA Insured
3,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	3,436,800
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
2,800	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	AAA	2,919,924
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A:
4,000	5.000%, 6/01/23 – FSA Insured	6/13 at 100.00	AAA	4,198,800
6,000	5.000%, 6/01/24 – FSA Insured	6/13 at 100.00	AAA	6,291,360
420	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Tax Lease	6/07 at 102.00	AAA	426,670
	Rental Revenue Bonds, Series 1997A, 5.000%, 6/01/27 – MBIA Insured
5,000	Metropolitan School District Warren Township Vision 2005 School Building Corporation, Marion	1/11 at 100.00	AAA	5,312,200
	County, Indiana, First Mortgage Bonds, Series 2000, 5.500%, 7/15/20 (Pre-refunded 1/15/11) –
	FGIC Insured

53,340	Total Indiana			53,896,239

	Iowa – 0.2% (0.1% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BBB–	1,002,560
	5.000%, 7/01/20

	Kansas – 1.8% (1.1% of Total Investments)
2,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2000A, 5.500%,	9/10 at 100.00	AAA	2,102,560
	9/01/25 – AMBAC Insured
6,825	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	6,504,020
	2000, 3.500%, 9/01/16
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,868,615
	5.300%, 6/01/31 – MBIA Insured

10,575	Total Kansas			10,475,195

	Louisiana – 5.5% (3.3% of Total Investments)
3,070	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AAA	3,250,516
	Bonds, Series 2002, 5.250%, 12/01/20 – AMBAC Insured
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/12 at 105.00	Aaa	1,930,268
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%,
	6/20/37
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,400,754
	Lady Health System, Series 2005A, 5.250%, 8/15/32
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
1,485	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	Aaa	1,515,561
16,320	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aaa	15,915,264
4,195	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	6/07 at 101.50	AAA	4,284,983
	5.950%, 11/01/14 – FSA Insured

31,970	Total Louisiana			32,297,346

	Maryland – 3.0% (1.8% of Total Investments)
2,905	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%,	7/07 at 102.00	Aa2	2,965,685
	7/01/16
2,900	Maryland Community Development Administration, Housing Revenue Bonds, Series 1997A, 6.000%,	7/07 at 102.00	Aa2	2,970,122
	7/01/39 (Alternative Minimum Tax)
50	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A3	53,115
	Series 2004, 5.375%, 8/15/24
2,210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AAA	2,259,615
	Health, Series 2006A, 4.750%, 7/01/36 – MBIA Insured (UB)
6,800	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily	7/07 at 101.00	Aa2	6,953,612
	Housing Revenue Bonds, Series 1996B, 6.400%, 7/01/28 (Alternative Minimum Tax)
2,315	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,412,716
	Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)

17,180	Total Maryland			17,614,865

	Massachusetts – 1.7% (1.0% of Total Investments)
3,585	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A, 5.000%,	3/15 at 100.00	A	3,686,850
	3/01/35 – ACA Insured
5,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	7/07 at 102.00	AAA	5,076,450
	1997A, 5.000%, 1/01/37 – MBIA Insured
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007, Residual Trust	2/17 at 100.00	Aaa	942,940
	7039, 5.850%, 8/01/46 (WI/DD, Settling 2/01/07) – FSA Insured (IF)

9,585	Total Massachusetts			9,706,240

	Michigan – 7.3% (4.3% of Total Investments)
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	6,287,280
	7/01/35 – MBIA Insured
1,535	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	7/07 at 101.00	AAA	1,558,685
	7/01/27 (Pre-refunded 7/01/07) – MBIA Insured
8,915	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	7/07 at 101.00	AAA	9,017,879
	7/01/27 – MBIA Insured
5,400	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	AAA	5,416,146
	7/01/34 – FGIC Insured
	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds,
	Portage Health System Inc., Series 1998:
105	4.625%, 8/01/18 (Pre-refunded 8/01/07) – MBIA Insured	8/07 at 100.00	AAA	105,510
4,400	5.450%, 8/01/47 (Pre-refunded 8/01/08) – MBIA Insured	8/08 at 100.00	AAA	4,507,844
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	AAA	5,237,300
	5.000%, 10/15/29 – MBIA Insured
10,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	10,607,730
	Obligated Group, Series 1998A, 5.250%, 8/15/23

41,855	Total Michigan			42,738,374

	Minnesota – 1.3% (0.8% of Total Investments)
900	Minneapolis-St. Paul Housing Finance Board, Minnesota, FNMA/GNMA Mortgage-Backed Securities	11/07 at 102.00	AAA	914,004
	Program Single Family Mortgage Revenue Bonds, Series 1997, 5.800%, 11/01/30 (Alternative
	Minimum Tax)
3,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	3,686,200
	Series 2001A, 5.250%, 1/01/25 (Pre-refunded 1/01/11) – FGIC Insured
2,875	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	2,898,805
	Project, Series 2007-1, 5.000%, 8/01/36

7,275	Total Minnesota			7,499,009

	Mississippi – 1.3% (0.8% of Total Investments)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,924,294
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
5,180	Mississippi, General Obligation Refunding Bonds, Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA	5,882,926

7,055	Total Mississippi			7,807,220

	Missouri – 0.9% (0.5% of Total Investments)
3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	3,127,350
	2003, 5.125%, 5/15/24
2,000	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.000%,	7/11 at 100.00	AAA	2,098,740
	7/01/26 (Pre-refunded 7/01/11) – MBIA Insured

5,000	Total Missouri			5,226,090

	Nebraska – 1.6% (1.0% of Total Investments)
9,000	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5A,	No Opt. Call	AAA	9,612,180
	6.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)

	Nevada – 4.5% (2.6% of Total Investments)
10,420	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AAA	11,286,110
	(Pre-refunded 6/15/12) – MBIA Insured
4,500	Clark County School District, Nevada, General Obligation School Improvement Bonds, Series	No Opt. Call	AAA	4,935,465
	1991A, 7.000%, 6/01/10 – MBIA Insured
7,000	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	7,360,150
	5.000%, 7/01/23 – AMBAC Insured
5,425	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	No Opt. Call	AAA	2,422,859
	Monorail Project, First Tier, Series 2000, 0.000%, 1/01/25 – AMBAC Insured

27,345	Total Nevada			26,004,584

	New Jersey – 5.4% (3.2% of Total Investments)
2,135	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB	2,192,047
	Care System, Series 2006A, 5.000%, 7/01/29
1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB–	1,213,740
	Obligated Group, Series 2000, 7.500%, 7/01/30
880	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	1,015,538
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
300	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	346,806
2,345	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	2,710,867
13,470	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB (4)	14,374,643
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
3,995	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB (4)	4,634,320
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	4,796,500
	Series 2007-1A, 4.750%, 6/01/34

29,225	Total New Jersey			31,284,461

	New York – 11.9% (7.0% of Total Investments)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,
	Education, Series 2006C:
1,510	5.000%, 12/15/31 (UB)	12/16 at 100.00	AAA	1,606,096
6,360	5.000%, 12/15/35 (UB)	12/16 at 100.00	AAA	6,754,257
1,200	Hempstead Industrial Development Agency, New York, Resource Recovery Revenue Refunding Bonds,	No Opt. Call	BB+	1,229,388
	American Ref-Fuel Company of Hempstead LP, Series 2001, 5.000%, 12/01/10 (Mandatory put
	6/01/10)
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	4,024,457
	2/15/47 – MBIA Insured (UB)
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	Aaa	3,176,943
	5/01/33 – MBIA Insured (UB)
11,825	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/08 at 101.00	AAA	12,068,004
	Series 1998C, 5.000%, 5/01/26
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 1998C:
35	5.000%, 5/01/26 (Pre-refunded 5/01/08)	5/08 at 101.00	AAA	35,924
3,705	5.000%, 5/01/26 (Pre-refunded 5/01/08)	5/08 at 101.00	AAA	3,801,923
220	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/10 at 101.00	AAA	236,500
	Series 2000A, 5.875%, 11/01/16 (Pre-refunded 5/01/10)
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2000C:
3,630	5.875%, 11/01/16 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	3,904,573
5,000	5.500%, 11/01/24 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	5,318,100
990	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,	2/07 at 100.00	AAA	996,772
	Hospital and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
10,800	5.500%, 6/01/16	6/10 at 100.00	AA–	11,346,696
2,500	5.500%, 6/01/18	6/12 at 100.00	AA–	2,682,700
4,645	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA–	4,916,686
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	7,202,938
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)

66,040	Total New York			69,301,957

	North Carolina – 2.6% (1.6% of Total Investments)
2,445	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	2,569,377
	Facilities, Series 2004A, 5.000%, 2/01/21
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1992, 6.000%,	No Opt. Call	AAA	2,159,020
	1/01/11 – MBIA Insured
10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	10,671,400
	1/01/18 – MBIA Insured

14,445	Total North Carolina			15,399,797

	Ohio – 2.3% (1.4% of Total Investments)
8,065	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 – FSA Insured	1/10 at 101.00	AAA	8,264,770
935	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 (Pre-refunded	1/10 at 101.00	Aaa	975,495
	1/01/10) – FSA Insured
3,000	Franklin County, Ohio, Development Revenue Bonds, American Chemical Society, Series 1999,	10/09 at 101.00	A	3,154,710
	5.800%, 10/01/14
1,000	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	7/07 at 101.00	Aa2	1,006,790
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

13,000	Total Ohio			13,401,765

	Oklahoma – 0.7% (0.4% of Total Investments)
310	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan	3/10 at 101.00	Aaa	324,682
	Program, Series 2000C-2, 6.200%, 9/01/28 (Alternative Minimum Tax)
3,340	Tulsa Industrial Authority, Oklahoma, Hospital Revenue Refunding Bonds, Hillcrest Medical	No Opt. Call	AAA	3,540,467
	Center, Series 1996, 6.500%, 6/01/09 – CONNIE LEE/AMBA Insured (ETM)

3,650	Total Oklahoma			3,865,149

	Pennsylvania – 2.0% (1.2% of Total Investments)
3,500	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	7/07 at 100.00	B+	3,500,175
	Bonds, Northampton Generating Project, Series 1994A, 6.400%, 1/01/09 (Alternative Minimum Tax)
5,485	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	5,439,639
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AAA	2,856,230
	AMBAC Insured

11,585	Total Pennsylvania			11,796,044

	Puerto Rico – 2.4% (1.4% of Total Investments)
12,390	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%,	No Opt. Call	AAA	14,282,323
	7/01/13 – MBIA Insured

	Rhode Island – 3.7% (2.2% of Total Investments)
20,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	21,646,598
	Series 2002A, 6.250%, 6/01/42

	South Carolina – 4.2% (2.5% of Total Investments)
4,120	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AAA	4,398,388
	Series 2004A, 5.250%, 2/15/23 – MBIA Insured
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	AAA	3,127,830
	5.000%, 6/01/36 – FGIC Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991:
5,000	6.250%, 1/01/21 – FGIC Insured	No Opt. Call	AAA	6,056,950
5,750	4.000%, 1/01/23 – MBIA Insured	7/07 at 100.00	AAA	5,453,818
5,085	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	No Opt. Call	AAA	5,504,004
	1998A, 5.500%, 1/01/13 – MBIA Insured

22,955	Total South Carolina			24,540,990

	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,887,638
	Hospitals, Series 2004A, 5.500%, 11/01/31

	Tennessee – 0.5% (0.3% of Total Investments)
5,075	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A–	898,630
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
1,500	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue	5/08 at 102.00	AA	1,551,120
	Bonds, Series 1998A, 5.200%, 5/15/23
680	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	709,628
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36

7,255	Total Tennessee			3,159,378

	Texas – 18.0% (10.5% of Total Investments)
4,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	6/07 at 100.00	CCC+	4,590,900
	Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)
5,440	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,210,323
	4.250%, 8/15/36 (UB)
4,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	4,162,920
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
3,345	Columbia-Brazoria Independent School District, Texas, Unlimited Tax School Building Bonds,	2/09 at 100.00	AAA	3,367,512
	Series 1999, 4.750%, 2/01/25
2,250	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%,	11/14 at 100.00	AAA	2,324,250
	11/01/27 – FSA Insured (Alternative Minimum Tax)
8,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	8,597,760
	Series 2001A, 5.875%, 11/01/19 – FGIC Insured (Alternative Minimum Tax)
6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe	12/11 at 101.00	N/R	6,447,120
	Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)
7,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AAA	7,241,640
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	10,741,464
	Project, Series 2001B, 0.000%, 9/01/28 – AMBAC Insured
7,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AAA	9,246,600
	5.750%, 12/01/32 – FSA Insured (ETM)
33,505	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 25.08	AAA	5,890,849
	Bonds, Series 2006, 0.000%, 8/15/39
139	Midland Housing Finance Corporation, Texas, Single Family Mortgage Revenue Refunding Bonds,	5/07 at 102.00	Aaa	140,920
	Series 1992A, 8.450%, 12/01/11
	Montgomery Independent School District, Montgomery County, Texas, Unlimited Tax School
	Building and Refunding Bonds, Series 2001:
2,300	5.500%, 2/15/21	2/11 at 100.00	AAA	2,430,962
2,400	5.500%, 2/15/23	2/11 at 100.00	AAA	2,536,656
	Mt. Pleasant Independent School District, Titus County, Texas, General Obligation Refunding
	Bonds, Series 2001:
3,025	5.000%, 2/15/26	8/11 at 100.00	Aaa	3,115,811
2,300	5.125%, 2/15/31	8/11 at 100.00	Aaa	2,379,166
700	Mt. Pleasant Independent School District, Titus County, Texas, General Obligation Refunding	8/11 at 100.00	Aaa	738,920
	Bonds, Series 2001, 5.125%, 2/15/31 (Pre-refunded 8/15/11)
6,000	Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Angelo State	8/12 at 100.00	Aaa	6,350,700
	University – Texan Hall LLC, Series 2002A, 5.000%, 8/01/25 (Pre-refunded 8/01/12) – MBIA
	Insured
3,410	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/12 at 100.00	AAA	3,999,316
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/12) (5)
1,800	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	1,951,074
	2002A, 5.750%, 10/01/21 – RAAI Insured
4,700	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	4,852,797
	Refunding Bonds, Series 2001, 5.125%, 2/01/26
8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/07 at 100.00	Aaa	9,156,370
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)

145,119	Total Texas			105,474,030

	Utah – 5.3% (3.1% of Total Investments)
4,845	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	12/08 at 101.00	N/R	4,832,258
	Hospital Project, Series 1998, 5.750%, 12/15/18
5,065	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A, 6.150%, 7/01/14	7/07 at 101.00	A+ (4)	5,111,547
	(ETM)
40	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A, 6.150%, 7/01/14	7/08 at 100.00	A+	40,854
5,820	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	5,985,288
	7/01/19 (Pre-refunded 7/01/07) – MBIA Insured
11,750	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	12,073,713
	7/01/19 – MBIA Insured
525	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	7/10 at 100.00	AA	533,327
	(Alternative Minimum Tax)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
1,630	5.500%, 1/01/18 (Alternative Minimum Tax)	1/11 at 100.00	AA–	1,656,618
515	5.650%, 1/01/21 (Alternative Minimum Tax)	1/11 at 100.00	Aa2	529,271

30,190	Total Utah			30,762,876

	Virginia – 1.5% (0.9% of Total Investments)
8,190	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.000%, 1/15/35 –	1/13 at 100.00	AAA	8,490,409
	AMBAC Insured

	Washington – 10.0% (5.9% of Total Investments)
1,855	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/09 at 101.00	AA	1,954,502
	Series 1999A, 6.200%, 7/01/34 (Alternative Minimum Tax)
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	2,721,875
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
1,655	Everett, Washington, Limited Tax General Obligation Bonds, Series 1997, 5.125%, 9/01/17 – FSA	9/07 at 100.00	Aaa	1,667,661
	Insured
6,000	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AAA	6,268,860
	Development, Series 2005A, 5.000%, 1/01/34 – FGIC Insured
1,500	Snohomish County School District 6, Mukilteo, Washington, Unlimited Tax General Obligation and	No Opt. Call	AAA	1,644,900
	Refunding Bonds, Series 1993, 5.700%, 12/01/12 – FGIC Insured
8,155	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/20	1/11 at 101.00	AAA	8,806,503
	(Pre-refunded 1/01/11) – FSA Insured
4,705	Tacoma, Washington, Sewerage Revenue Refunding Bonds, Series 1994B, 8.000%, 12/01/08 – FGIC	No Opt. Call	AAA	5,052,700
	Insured
11,000	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	11,787,930
	1993B, 7.000%, 7/01/09
4,700	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	7/08 at 102.00	Aaa	4,855,758
	1998A, 5.125%, 7/01/18
1,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	AAA	1,044,120
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
2,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Highline Community Hospital,	8/08 at 102.00	AA	2,041,840
	Series 1998, 5.000%, 8/15/21 – RAAI Insured
5,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services,	11/08 at 101.00	Aaa	5,699,705
	Series 1998, 5.500%, 11/15/14 – AMBAC Insured
4,620	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	5,071,928
	Series 2002, 6.500%, 6/01/26

55,190	Total Washington			58,618,282

	Wisconsin – 2.3% (1.4% of Total Investments)
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of	12/08 at 100.00	AAA	510,580
	Wisconsin Inc., Series 1996, 5.500%, 12/01/26 – MBIA Insured
7,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare	2/12 at 101.00	AAA	7,877,325
	Inc., Series 2002A, 5.250%, 2/15/32 – MBIA Insured
5,000	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	AAA	5,164,152

13,000	Total Wisconsin			13,552,057

$ 1,071,491	Total Investments (cost $943,373,228) – 169.7%			991,450,922

	Floating Rate Obligation – (13.1%)			(76,273,000)

	Other Assets Less Liabilities – 1.3%			7,395,499

	Preferred Shares, at Liquidation Value – (57.9)%			(338,400,000)

	Net Assets Applicable to Common Shares – 100%			$584,173,421

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At January 31, 2007, the cost of investments was $866,747,559.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2007, were as follows:

Gross unrealized:
Appreciation	$50,098,000
Depreciation	(1,649,054)

Net unrealized appreciation (depreciation) of investments	$48,448,946

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 30, 2007

* Print the name and title of each signing officer under his or her signature.